Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant And Equipment
Summary Of Property, Plant And Equipment
	Lives (years)	2015	2014
Land	-	$1,638	$1,567
Buildings and improvements	2-44	33,784	32,204
Central office equipment[1]	3-10	93,643	89,857
Cable, wiring and conduit	15-50	75,784	72,766
Satellites	12-15	2,088	-
Other equipment	2-23	81,972	74,244
Software	3-5	11,347	8,604
Under construction	-	5,971	3,053
		306,227	282,295
Accumulated depreciation and amortization		181,777	169,397
Property, plant and equipment - net		$124,450	$112,898
[1]	Includes certain network software.